Share capital	12 Months Ended
Mar. 31, 2019
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Share capital

19. Share capital

As at March 31, 2019, the authorized share capital was £6,100 divided into 60,000,000 ordinary shares of 10 pence each and 1,000,000 preferred shares of 10 pence each. The Company had 50,051,920 ordinary shares (excluding 1,101,300 treasury shares) outstanding as at March 31, 2019. There were no preferred shares outstanding as at March 31, 2019.

As at March 31, 2018, the authorized share capital was £6,100 divided into 60,000,000 ordinary shares of 10 pence each and 1,000,000 preferred shares of 10 pence each. The Company had 50,434,080 ordinary shares (excluding 4,400,000 treasury shares) outstanding as at March 31, 2018. There were no preferred shares outstanding as at March 31, 2018.

Treasury shares

On March 16, 2016, the Company’s shareholders authorized a share repurchase program for the repurchase of up to 3,300,000 of the Company’s American Depository Shares (“ADSs”) each representing one ordinary share, par value 10 pence per share of the Company, at a price range of $10 to $50 per ADS. Pursuant to the terms of the repurchase program, the Company’s ADSs may be purchased in the open market from time to time for 36 months from March 16, 2016, the date of shareholders’ approval. The Company was not obligated under the repurchase program to repurchase a specific number of ADSs, and the repurchase program could be suspended at any time at the Company’s discretion.

During the year ended March 31, 2017, the Company purchased 2,200,000 ADSs in the open market for total consideration of $64,224 (including transaction costs of $33 for share repurchase of 2,200,000 ADSs, $111 paid towards cancellation fees for ADSs in relation to the repurchase of 2,200,000 ADSs which was completed during the year ended March 31, 2017, and $55 paid towards cancellation fees for ADSs in relation to the repurchase of 1,100,000 ADSs, which was completed during the year ended March 31, 2016). During the year ended March 31, 2018, the Company purchased the balance 1,100,000 ADSs in the open market for total consideration of $39,546 (including transaction costs of $17) and completed the share repurchase program. The shares underlying these purchased ADSs are recorded as treasury shares.

In March 2018, the shareholders of the Company authorized the repurchase of up to 3,300,000 of the Company’s ADSs, at a price range of $10 to $100 per ADS. Pursuant to the terms of the repurchase program, the Company’s ADSs may be purchased in the open market from time to time for 36 months from March 30, 2018, the date of shareholders’ approval. The Company is not obligated under the repurchase program to repurchase a specific number of ADSs, and the repurchase program may be suspended at any time at the Company’s discretion. The Company intends to fund the repurchase with cash on hand.

During the year ended March 31, 2019, the Company purchased 1,101,300 ADSs in the open market for total consideration of $56,362 (including transaction costs of $11). The Company also paid $55 towards cancellation fees for ADSs in relation to the repurchase of 1,100,000 ADSs.

During the year ended March 31, 2019, the Company received authorization from the Board of Directors to cancel, and cancelled, 4,400,000 ADSs that were held as treasury shares for an aggregate cost of $134,231. The effect of cancellation of these treasury shares was recognized in share capital amounting to $573 and in share premium amounting to $133,658, in compliance with Jersey Law. There was no effect on the total shareholders’ equity as a result of this cancellation.